Intangible Assets - Additional Information (Detail) - USD ($)				1 Months Ended	12 Months Ended
	Apr. 25, 2017	Nov. 19, 2015	Aug. 28, 2013	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets					$ 21,608,000	$ 16,857,000	$ 16,608,000
Purchase of intangible assets					5,000,000	$ 10,000,000
Additions					$ 5,000,000
Length of development cycle for intangible assets					20 years
Discount factor based on assumed cost of capital					15.00%
Merck Serono Licenses [Member]
Disclosure of detailed information about intangible assets [Line Items]
Purchase of intangible assets			$ 4,900,000
Additions				$ 2,400,000
Kissei License [Member]
Disclosure of detailed information about intangible assets [Line Items]
Upfront cash consideration to acquire in-license		$ 10,000,000
Recognition and payment of milestone amount	$ 5,000,000
Impairment loss					$ 0